Fair Value Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 08, 2019	Jan. 04, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain on acquisition contingencies line	$ 76,033	$ 0	$ 0
Impairment on long-lived assets	11,655	$ 1,797	$ 0
Zyga Technology Inc [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent liability					$ 4,986
Zyga Technology Inc [Member] | Earn Out Payment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Reduction in contingent liability	3,856
Paradigm Spine [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent liability	0			$ 72,177
Gain on acquisition contingencies line	$ 72,177